UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        February 13, 2008
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      36

Form 13F Information Table Value Total:      $123,500 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
AVANCED AUTO PARTS INC   COMMON   00751Y106  5,026       132,300   Sole         132,300
AAR CORP-W/RTS TO PUR    COMMON   000361105  5,081       133,600   Sole         133,600
C/ST
BLACK BOX CORP-DEL       OTC EQ   091826107  3,100       85,700    Sole         85,700
BELL MICROPRODUCTS INC   OTC EQ   078137106  1,689       281,100   Sole         281,100
CELANESE CORP SER A      COMMON   150870103  6,009       142,000   Sole         142,000
COGNEX CORP              OTC EQ   192422103  3,841       190,600   Sole         190,600
CHARLOTTE RUSSE HLDG     OTC EQ   161048103  1,877       116,200   Sole         116,200
INC
COLUMBUS MCKINNON CORP-  OTC EQ   199333105  4,655       142,700   Sole         142,700
N.Y
CENTENE CORP DEL         COMMON   15135B101  4,464       162,700   Sole         162,700
CRANE CO                 COMMON   224399105  3,784       88,200    Sole         88,200
CARRIAGE SERVICES INC-   COMMON   143905107  1,866       212,000   Sole         212,000
CL A
DYCOM INDUSTRIES INC     COMMON   267475101  4,509       169,200   Sole         169,200
FOUNDRY NETWORKS INC     OTC EQ   35063R100  4,180       238,600   Sole         238,600
GENLYTE GROUP INC W/RTS  OTC EQ   372302109  3,332       35,000    Sole         35,000
TO
GERBER SCIENTIFIC INC    COMMON   373730100  1,599       148,100   Sole         148,100
HANESBRANDS INC          COMMON   410345102  3,024       111,300   Sole         111,300
HOLLY CORP NEW           COMMON   435758305  3,206       63,000    Sole         63,000
HORIZON LINES INC CL A   COMMON   44044K101  2,662       142,800   Sole         142,800
INTERVOICE INC           OTC EQ   461142101  2,061       257,900   Sole         257,900
INVITROGEN CORP          OTC EQ   46185R100  4,306       46,100    Sole         46,100
JDA SOFTWARE GROUP INC   OTC EQ   46612K108  4,100       200,400   Sole         200,400
KORN FERRY INTL          COMMON   500643200  4,178       222,000   Sole         222,000
KENEXA CORPORATION       OTC EQ   488879107  2,177       112,100   Sole         112,100
LADISH CO INC NEW        OTC EQ   505754200  3,066       71,000    Sole         71,000
99 CENTS ONLY STORES     COMMON   65440K106  2,449       307,700   Sole         307,700
PERKINELMER INC          COMMON   714046109  4,259       163,700   Sole         163,700
POLYCOM INC              OTC EQ   73172K104  5,423       195,200   Sole         195,200
POWER INTEGRATIONS INC   OTC EQ   739276103  1,666       48,400    Sole         48,400
COLLECTIVE BRANDS INC.   COMMON   19421W100  2,409       138,500   Sole         138,500
PACTIV CORP              COMMON   695257105  3,076       115,500   Sole         115,500
SAKS INC                 COMMON   79377W108  2,377       114,500   Sole         114,500
SILICON LABORATORIES     OTC EQ   826919102  3,852       102,900   Sole         102,900
INC
SUPERTEX INC             OTC EQ   868532102  3,057       97,700    Sole         97,700
TEKELEC INC              OTC EQ   879101103  3,824       305,900   Sole         305,900
UNITED NATURAL FOODS     OTC EQ   911163103  4,308       135,800   Sole         135,800
INC
SECTOR SPDR TRUST        COMMON   81369Y605  3,009       104,000   Sole         104,000




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